Note 6 - Financial Results (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial income (cost) [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2018	2017	2016

Interest Income	42,244	51,525	60,405
Net result on changes in FV of financial assets at FVTPL	(2,388)	(3,920)	5,799
Finance income (*)	39,856	47,605	66,204
Finance cost	(36,942)	(27,072)	(22,329)
Net foreign exchange transactions results (**)	28,845	(48,955)	(2,146)
Foreign exchange derivatives contracts results (***)	6,576	(8,996)	(31,310)
Other	(1,035)	14,392	11,447
Other financial results	34,386	(43,559)	(22,009)
Net financial results	37,300	(23,026)	21,866
From discontinued operations	-	9	88
	37,300	(23,017)	21,954